Schedule 1 - Yield, Inc,'s Financial Statements Footnotes - USD ($) $ in Millions					12 Months Ended
		Jun. 29, 2015	Jul. 29, 2014	Jul. 22, 2013	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Nature of Business [Line Items]
Payments of Capital Distribution	[1]				$ 170		$ 76		$ 333
Proceeds from the issuance of common stock				$ 468	0	[1]	599	[1]	630	[1]
NRG Yield [Member]
Nature of Business [Line Items]
Proceeds from the issuance of common stock	[2]				0		599		630
Common Class C [Member]
Nature of Business [Line Items]
Proceeds from the issuance of common stock		$ 599
NRG Yield LLC [Member] | NRG Yield, Inc. [Member]
Nature of Business [Line Items]
Payments of Capital Distribution					$ 92		$ 69		$ 41
Public Shareholders [Member] | Common Class A [Member]
Nature of Business [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			12,075,000	22,511,250
Proceeds from the issuance of common stock			$ 630
NRG Yield [Member] | NRG Yield [Member]
Nature of Business [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		28,198,000

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.